Cash and deposits with financial institutions	12 Months Ended
Oct. 31, 2022
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Cash and deposits with financial institutions
6	Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2022		2021
Cash and non-interest-bearing deposits with financial institutions	$11,065		$9,693
Interest-bearing deposits with financial institutions	54,830		76,630
Total	$65,895	(1)	$86,323	(1)

(1)	Net of allowances of $4 (2021 – $1).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,958 million (2021 – $5,719 million) and are included above.